Stock-Based Compensation (Details 2) - Stock options	1 Months Ended	12 Months Ended
	May 25, 2018	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend Yield	0.00%
Risk-free interest rate	2.79%
Expected term (in years)	5 years 6 months 15 days
Volatility	70.00%
Omnibus Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend Yield		0.00%
Minimum | Omnibus Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		3.06%
Expected term (in years)		5 years 3 months 7 days
Volatility		70.00%
Maximum | Omnibus Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		3.10%
Expected term (in years)		5 years 6 months 29 days
Volatility		93.60%